Warrants and Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

				Market
	Number			Price on
	of	Term	Exercise	Grant	Volatility	Fair
Reporting Date	Options	(Years)	Price	Date	Percentage	Value
1/01/21 – 6/30/21	306,730	3	$ 0.25 - 5.59	$ 3.78 - 5.59	148% - 209%	$1,244,179
7/1/21-9/30/21	777,220	5	$1.77	$1.58	127%	$816,158
10/01/21 – 12/31/21	3,300,000	3	$1.30	$1.30	129%	$2,983,393
01/01/22	300,000	2	$1.00	$0.80	126%	$142,169

				Market
	Number			Price on
Reporting	of	Term	Exercise	Grant	Volatility	Fair
Date	Options	(Years)	Price	Date	Percentage	Value
2/25/20 – 11/18/20	211,330	3	$0.25 - 4.49	$1.00 – 4.49	169% - 209%	$251,526
1/01/21 – 6/30/21	306,730	3	$0.25 - 5.59	$3.78 - 5.59	148% - 209%	$1,244,179
7/1/21-9/30/21	777,220	5	$1.77	$1.58	127%	$816,158
10/01/21 – 12/31/21	3,300,000	3	$1.30	$1.30	129%	$2,983,393

Summary of Warrant Outstanding

Exercise price is the weighted average for the respective warrants and end of period.

	Number of	Exercise
	Warrants	Price
Stock Warrants
Balance at December 31, 2020	1,123,333	$8.30
Warrants issued in connection with Convertible Notes (see note 10)	525,000	6.00
Warrants issued in connection with the Public offering (see note 13)	12,049,792	2.82
Balance at December 31, 2021	13,698,125	$3.24
Warrants issued in connection with Convertible Notes (see note 10)	1,460,000	2.79
Balance at September 30, 2022	15,158,125	$3.04

Warrants Exercisable at September 30, 2022 and December 31, 2021	13,698,125	$3.04

	Number of	Exercise
	Warrants	Price
Stock Warrants
Balance at December 31, 2019	1,158,000	$0.50
Warrants issued in connection with the IPO	1,073,333	8.50
Exercised	(1,158,000)	0.50
Warrants issued in Endorsement Agreement	50,000	3.90
Balance at December 31, 2020	1,123,333	$8.30
Warrants issued in connection with Convertible Notes (see note 7)	525,000	6.00
Warrants issued in connection with the Public offering	12,049,792	2.82
Balance at December 31, 2021	13,698,125	$3.24

Warrants Exercisable at December 31, 2021	13,698,125	$3.24

IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
11/26/2018	$108,163	2	$0.50	$0.25	717%	0.0286
2/18/2019	$30,000	2	$0.50	$0.25	717%	0.0227
4/3/2019	$20,000	2	$0.50	$0.25	717%	0.0233

Endorsement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method
				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
11/03/2020	$3,905,739	5	$8.50	$4.90	256%	0.039

Convertible Note [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method
				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
11/10/2020	$159,489	5	$3.90	$3.94	261%	0.0041

Public Offering [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method
				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
5/5/2020-5/19/21	$1,888,495	5	$6.00	$4.26	299%	0.0080

Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
7/26/2020	$20,921,265	5	$2.79	$2.03	331%	0.0033
7/26/2020	786,395	5	$3.50	$2.03	331%	0.0033

Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

	Relative	Term	Exercise	Market Price on Grant	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Price	Date	Percentage	Rate
5/5/2020-5/19/21	$1,888,495	5	$6.00	$4.26	299%	0.0080
04/20/22	$706,977	5	$2.79	$1.11	281%	0.0287

Public Offering Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

	Relative	Term	Exercise	Market Price on Grant	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Price	Date	Percentage	Rate
7/26/2021	$20,921,265	5	$2.79	$2.03	331%	0.0033
7/26/2021	786,395	5	$3.50	$2.03	331%	0.0033